Note 2 - Summary of Significant Accounting Policies (Details Textual)	Apr. 22, 2024
Reverse Stock Split [Member] | Pieris Pharmaceuticals, Inc. [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	80